OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2011
OTHER ASSETS, NET [Abstract]
OTHER ASSETS, NET
NOTE 4:-	OTHER ASSETS, NET

	Above market value of in-place leases *)	Currency translation adjustment	Total
Cost:

At January 1, 2010	$659	$(3)	$656
Additions	-	62	62

At December 31, 2010	659	59	718
Additions	1,125	(11)	1,114

At December 31, 2011	1,784	48	1,832

Accumulated depreciation:

At January 1, 2010	22	-	22
Depreciation charge for the year	132	12	144

At December 31, 2010	154	12	166
Depreciation charge for the year	162	(8)	154

At December 31, 2011	316	4	320

Other assets, net:

At December 31, 2011	$1,468	$44	$1,512

At December 31, 2010	$505	$47	$552

Intangible assets consist of lease contracts with tenants deriving from the acquisition of a commercial building located in Switzerland in 2009 in the amount of $ 410 (see details in Note 1b (1)) and from the acquisition of a building complex in Geneva in 2011 in the amount of $ 1,102 (see details in Note 1b (3)) .

*)	Amortization expenses amounted to $ 22, $ 132 and $ 162 for the years ended December 31, 2009, 2010 and 2011, respectively.

Estimated amortization expenses by years are as follows:

Year	Estimated amortization expenses

2012	$156
2013	275
2014	428
2015	229
2016 and thereafter	424

$1,512